SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

16 —  SUBSEQUENT EVENTS

Global Settlement with Sushil Poddar, including Happy Cellular

On January 13, 2017, the Company reached a settlement with Sushil Poddar, Chairman of the Happy Group. As part of the settlement the Company agreed to sell its entire equity investment in Happy Cellular to Mr. Poddar at its cost basis.

Exempt Securities Offering

Subsequent to December 31, 2016, the Company issued 1,015,667 common shares along with 203,134 warrants for $609,400. Additionally, 12,551 warrants were converted into 20,918 shares of common stock.

Reinvention Capital Advisors Co.

In February 2017, the Company made its final settlement payment of $50,000.

19 —  SUBSEQUENT EVENTS

Sale of Equity Securities

Subsequent to March 31, 2016, the Company issued 1,542 shares of its Series D Convertible Preferred Stock (the “Series D Preferred”), par value $0.001 per share and a stated value of $1,000 per share. In connection with these issuances of the Series D Preferred, the Company issued warrants to purchase 385,384 shares of Common Stock at an exercise price of $0.75 per share. The Company received gross proceeds of $1,541,535 in consideration for the issuance of these securities.
The Company issued 2,480 shares of its Series E Convertible Preferred Stock (the “Series E Preferred”), par value $0.001 per share and a stated value of $1,000 per share. In connection with the issuance of the Series E Preferred. The Company received gross proceeds of $2,480,000 in consideration for the issuance of the securities.

Additional Equity Securities Issuances

The Company issued 534,846 shares of common shares in exchange for advisory services received. Also, the Company received $265,500 and issued 729,204 of common shares as a result of exercised warrants. And, as part of the sale of the U.S. Operations the Company issued 2,000,000 common shares to an escrow account as security for its note payable issued to the buyer.

Departure of Directors/Appointment of Directors

In May 2016, Laird Cagan resigned his position as a member of the Board and any other positions he held within the Company and its subsidiaries. Mr. Cagan’s resignation was not as a result of any disagreements with the Company.
In May 2016, the Company’s Board of Directors elected Dr. David Utterback as a member of the Board in order to fill the vacant position resulting from the resignation of Craig Jessen. In connection with Dr. Utterback’s election as a member of the Board, the Company agreed to issue Dr. Utterback a five year warrant to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.535, the closing price of the Company’s common stock on May 20, 2016.
In May 2016, the Company’s Board of Directors elected Jim McKelvey was elected as a member of the Board to fill the vacant position resulting from the resignation of Laird Cagan. In connection with Mr. McKelvey’s election as a member of the Board, the Company agreed to issue Mr. McKelvey a five year warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.535, the closing price of the Company’s common stock on May 20, 2016.
Repurchase liability — Noncontrolling interest investment
In July, 2016, the Company made paid Hall $100,000 to extend the Company’s repurchase date of Hall’s Noncontrolling interest investment in DPPL. See note 16: Commitments and Contingencies for additional information.